OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
11	OTHER LIABILITIES

The local authorities in Zhuhai, PRC, operate certain government subsidy programs which are intended to encourage companies to invest in the high technology industry in Zhuhai.

For the year ended December 31, 2013, Actions Semiconductor Zhuhai were further granted $714 advance subsidies, the total liabilities amounted to $1,774, of which $1,362 was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied, and $412 are repayable after 2013 and therefore are recorded in non-current liabilities.

For the year ended December 31, 2014, Actions Semiconductor Zhuhai were further granted $232 advance subsidies, the total liabilities amounted to $1,929, which was repayable within one year, subject to the acknowledgement by the local authorities that all conditions attached to the grant are satisfied.

The estimated fair value of the advances granted to Actions Semiconductor Zhuhai based on the Group's borrowing interest rate from independent financial institution was approximately $1,970, $1,666 and $1,831 at December 31, 2012, 2013 and 2014, respectively.